SHARE BASED COMPENSATION (Details)		12 Months Ended
	Jan. 18, 2019 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
SHARE BASED COMPENSATION
Share split ratio				500
2019 Plan
SHARE BASED COMPENSATION
Term (in years)	10 years
Granted	79,015,500	2,795,601	25,917,240	79,015,500
Share split ratio	500
2019 Plan | The First Vesting Date
SHARE BASED COMPENSATION
Vesting percentage (as a percent)				25.00%
2019 Plan | Vest on each anniversary day from the First Vesting Date thereafter over the next three years
SHARE BASED COMPENSATION
Vesting percentage (as a percent)		25.00%
Vesting period (in years)		3 years